John Hancock Funds II

Supplement dated May 15, 2013 to the current Class NAV Prospectus

Strategic Equity Allocation Fund (the “Fund”)

Marcelle Daher, CFA and Nathan Thooft, CFA have joined the portfolio management team responsible for managing the Fund. Bob Boyda and Steve Medina will continue as portfolio managers of the Fund. Accordingly, the following information is added to the portfolio manager information in the Fund Summary section of the prospectus under the heading “Portfolio management:”

Subadviser	Portfolio Managers

John Hancock Asset Management	Marcelle Daher, CFA. Managing Director;
a division of Manulife Asset	managed fund since 2013
Management (US) LLC
Nathan Thooft, CFA. Managing Director; managed fund since 2013.

The following information is added to the portfolio manager information in the “Subadvisory Arrangements and Management Biographies” section of the Prospectus under the heading John Hancock Asset Management a division of Manulife Asset Management (US) LLC. Ms. Daher and Mr. Thooft are now listed as Portfolio Managers of the Fund.

Funds	Portfolio Managers
Strategic Equity Allocation Fund	Marcelle Daher, CFA
Nathan Thooft, CFA

•	Marcelle Daher, CFA. Managing Director, previously Vice President and Director of Investments, Investment Management Services, John Hancock Financial (2008-2011); joined Manulife Financial in 2008.
•	Nathan Thooft, CFA. Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); previously Vice President and Director of Investments for Investment Management Services, John Hancock Financial (2008-2011); joined Manulife Financial in 2008.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated May 15, 2013 to the current Class 1 Prospectus

Core Global Diversification Portfolio

Core Diversified Growth & Income Portfolio

Core Fundamental Holdings Portfolio

(collectively the “Funds”)

Steve Orlich no longer serves as a portfolio manager of the Funds. Accordingly, all references to Steve Orlich as a portfolio manager on the investment management team of the Funds are removed from the Prospectuses and Statement of Additional Information for all share classes of the Funds. Bob Boyda and Steve Medina will continue as portfolio managers of the Funds.

Marcelle Daher, CFA, Scott McIntosh and Nathan Thooft, CFA have joined the portfolio management team responsible for managing the Funds. Accordingly, the portfolio manager information in the Fund Summary section of the prospectus under the heading “Portfolio management” is revised and restated as follows:

Subadviser	Portfolio Managers

John Hancock Asset Management	Marcelle Daher, CFA. Managing Director;
a division of Manulife Asset	managed fund since 2013
Management (US) LLC
Nathan Thooft, CFA. Managing Director; managed fund since 2013.

John Hancock Asset Management a division of Manulife Asset	Scott McIntosh. Managing Director; managed fund since 2013
Management (North America) Limited

The following information is added to the portfolio manager information in the “Subadvisory Arrangements and Management Biographies” section of the Prospectus under the heading John Hancock Asset Management a division of Manulife Asset Management (North America) Limited. Mr. McIntosh is now listed as Portfolio Managers of the Funds.

Funds	Portfolio Managers
Core Global Diversification Portfolio	Scott McIntosh
Core Diversified Growth & Income Portfolio
Core Fundamental Holdings Portfolio

•	Scott McIntosh. Managing Director, previously Assistant Vice President of Investment Management Services, Manulife Financial (2011-2012); joined Manulife Financial in 2011.

The following information is added to the portfolio manager information in the “Subadvisory Arrangements and Management Biographies” section of the Prospectus under the heading John Hancock Asset Management a division of Manulife Asset Management (US) LLC. Ms. Daher and Mr. Thooft are now listed as Portfolio Managers of the Funds.

Funds	Portfolio Managers
Core Global Diversification Portfolio	Marcelle Daher, CFA
Core Diversified Growth & Income Portfolio	Nathan Thooft, CFA
Core Fundamental Holdings Portfolio

•	Marcelle Daher, CFA. Managing Director, previously Vice President and Director of Investments, Investment Management Services, John Hancock Financial (2008-2011); joined Manulife Financial in 2008.
•	Nathan Thooft, CFA. Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); previously Vice President and Director of Investments for Investment Management Services, John Hancock Financial (2008-2011); joined Manulife Financial in 2008.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.